Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss) income	$ (2,547,668)	$ (771,483)	$ 2,308,626
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Provision for doubtful accounts	61,052	109,972	13,952
Depreciation and amortization	77,610	64,657	35,428
Non-cash operating lease expenses	(188,835)
Loss from the disposal of property and equipment	913
Gain on early termination of operating lease contract	(20,245)
Foreign exchange gain	(30,101)
Deferred tax expenses (benefit)	115,094	(121,113)
Changes in assets and liabilities
Accounts receivable	(321,504)	736,207	(525,576)
Other receivables	(23,174)	(62,734)	(20,682)
Prepayments	(181,213)	94,360	(15,118)
Accounts receivable - related party			341,042
Interest receivable - related party		4,946	(4,767)
Due from related parties	(8,920)
Other non-current assets	3,068	(3,656)	(4,301)
Accounts payable	120,286	(587,098)	565,127
Accruals and other payables	483,763	72,918	332,242
Advance from clients	443,947	(409,759)	372,025
Accounts payable - related party	147,297	(1,317)	(14,234)
Due to related parties
Taxes payable	28,492	(481,984)	405,436
Operating lease liabilities	193,783	(39,853)	(14,828)
Net cash (used in) provided by operating activities	(1,646,355)	(1,395,937)	3,774,372
Cash flows from investing activities
Purchase of property and equipment	(76,356)	(32,199)	(131,577)
Purchase of intangible assets	(14,907)	(13,480)	(19,961)
Acquisition of subsidiaries	(3,971,680)
Loan to a shareholder			(1,550,192)
Loan repaid by a shareholder			1,550,192
Net cash used in investing activities	(4,062,943)	(45,679)	(151,538)
Cash flows from financing activities
IPO proceeds net of deferred offering cost	8,161,783
Due to related parties	(388,899)	392,100	52,034
Repayment to related parties		(87,928)
Net cash provided by financing activities	7,772,884	304,172	52,034
Effect of exchange rates on cash	(68,791)	(103,772)	49,201
Net increase (decrease) in cash and restricted cash	1,994,795	(1,241,216)	3,724,069
Cash and restricted cash at beginning of year	2,654,185	3,895,401	171,332
Cash and restricted cash at end of year	4,648,980	2,654,185	3,895,401
Cash at end of year	4,618,670	2,654,185	3,816,940
Restricted cash at end of year	30,310		78,461
Cash and restricted cash at end of year	4,648,980	2,654,185	3,895,401
Supplemental disclosure information
Cash paid for interest expenses
Cash paid for income tax		480,263	398,044
Supplemental disclosure of non-cash financing activities:
Operating lease asset obtained in exchange for operating lease obligation	370,114	119,820	627,176
Borrowings from a related party to pay deferred offering costs		706,313
Deferred offering costs in accrual and other payables		$ 600,000